NET INCOME (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME (LOSS) PER ORDINARY SHARE
Schedule of basic and diluted net loss per share

	For the years ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	597,704	1,981,804	(2,159,576)
Less:
Change in redemption value in Series A preferred shares	(47,759)	(17,225)	(10,711)
Deemed dividend to preferred shareholders	(103,550)	—	—
Undistributed earnings allocated to preferred shareholders	(45,087)	(244,589)	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	401,308	1,719,990	(2,170,287)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—basic	124,413,700	162,672,800	174,552,468
Net income (loss) per ordinary share attributable to ordinary shareholders—basic	3.23	10.57	(12.43)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	401,308	1,719,990	(2,170,287)
Add: adjustments to undistributed earnings to participating securities	4,157	27,007	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—dilute	405,465	1,746,997	(2,170,287)
Denominator:
Weighted average ordinary shares basic outstanding	124,413,700	162,672,800	174,552,468
Effect of potentially diluted share options	14,051,800	23,062,400	—
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	138,465,500	185,735,200	174,552,468
Net income (loss) per ordinary share attributable to ordinary shareholders—diluted	2.93	9.41	(12.43)